Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) Segments Region	Jun. 30, 2024 USD ($) Segments
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments		6
Number of geographical regions | Region	5
Net revenue	$ 28,632	$ 29,880
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	25,755	26,362
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 2,876	$ 3,518